UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2013

Date of reporting period: October 31, 2012

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Bermuda — 0.1%
Montpelier Re Holdings	3,500	$80
Validus Holdings	15,999	573

		653

Brazil — 1.5%
All America Latina Logistica	28,716	131
Banco Bradesco ADR	14,880	233
Banco do Brasil	21,952	234
Banco Santander Brasil	36,100	248
Banco Santander Brasil ADR	40,000	272
BM&FBovespa	193,200	1,237
Braskem ADR	15,700	205
BRF - Brasil Foods ADR	30,000	550
Centrais Eletricas Brasileiras ADR, Cl B	12,370	99
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,000	327
Cia de Bebidas das Americas ADR	10,300	420
Cosan Industria e Comercio	16,400	315
Embraer ADR	42,939	1,198
Fibria Celulose ADR*	40,000	352
Gerdau ADR	31,600	278
Gol Linhas Aereas Inteligentes ADR*	36,300	181
Helbor Empreendimentos	14,900	84
Hypermarcas*	45,600	363
Itau Unibanco Holding ADR	97,500	1,422
M Dias Branco	1,600	54
Natura Cosmeticos	46,600	1,243
Obrascon Huarte Lain Brasil	17,800	168
Petroleo Brasileiro ADR	56,200	1,192
Petroleo Brasileiro	16,200	172
Santos Brasil Participacoes	13,500	194
Sul America	5,742	45
Telefonica Brasil ADR	14,800	326
Vale	38,100	689
Vale ADR, Cl B	30,400	557

		12,789

Canada — 1.1%
Agrium	8,200	865
Canadian National Railway	19,200	1,656
Canadian Natural Resources	95,959	2,898
Cenovus Energy	29,900	1,054
Potash Corp of Saskatchewan	41,800	1,688
Silver Wheaton	3,920	159
Tahoe Resources*	6,724	137
Teck Resources, Cl B	26,900	853

		9,310

Chile — 0.1%
Banco Santander Chile ADR	4,631	126
Cia Cervecerias Unidas ADR	943	67
Enersis ADR	8,970	152
Latam Airlines Group ADR	5,800	144

		489

China — 2.6%
Baidu ADR*	16,365	1,745

Description	Shares	Market Value ($ Thousands)
Bank of China, Cl H	1,550,965	$638
China Construction Bank, CI H	1,590,946	1,199
China Merchants Bank, Cl H	673,737	1,259
China Merchants Holdings International	134,000	444
China Mobile	68,949	765
China Mobile ADR	7,400	410
China Petroleum & Chemical, Cl H	645,500	686
China Petroleum & Chemical ADR	2,200	231
China Telecom, Cl H	566,000	337
China Unicom ADR	31,300	504
China Zhongwang Holdings	103,600	41
Chongqing Rural Commercial Bank, Cl H	451,000	212
CNOOC ADR	1,800	370
CNOOC	2,271,153	4,718
Cosco International Holdings	48,000	20
Giant Interactive Group ADR	34,160	176
Great Wall Motor, Cl H	140,500	386
Harbin Electric, Cl H	108,000	89
Industrial & Commercial Bank of China, Cl H	3,639,884	2,409
Inner Mongolia Yitai Coal, Cl B	8,500	46
KWG Property Holding	149,000	89
Lenovo Group	369,991	298
PetroChina, Cl H	344,000	470
PetroChina ADR	2,300	312
SINA*	5,600	306
Sinopharm Group, Cl H	343,200	1,154
SOHO China	228,000	155
Sohu.com*	9,000	342
Tencent Holdings	38,481	1,360
Tingyi Cayman Islands Holding	110,000	327
Travelsky Technology, Cl H	74,000	38
Tsingtao Brewery, Cl H	48,000	260

		21,796

Colombia — 0.1%
Almacenes Exito	8,629	164
Ecopetrol ADR	5,909	350

		514

Czech Republic — 0.0%
Central European Media Enterprises, Cl A*	4,300	23
CEZ	3,470	128

		151

Denmark — 0.4%
Novo Nordisk, Cl B	19,237	3,099

France — 2.6%
Air Liquide	21,296	2,511
AXA	85,996	1,367
BNP Paribas	27,616	1,389
Cie Generale des Etablissements Michelin	21,050	1,807
Legrand	63,000	2,426
LVMH Moet Hennessy Louis Vuitton	16,836	2,736
Publicis Groupe	31,823	1,714

1	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Sanofi	41,100	$3,612
Technip	17,916	2,017
Total	46,895	2,359

		21,938

Germany — 3.4%
Adidas	33,676	2,868
Allianz	14,218	1,762
BASF	6,021	499
Bayer	19,500	1,698
Daimler	41,817	1,952
Deutsche Bank	29,990	1,359
Deutsche Boerse	29,632	1,604
Deutsche Post	85,158	1,688
Fresenius Medical Care & KGaA	32,870	2,308
Linde	15,037	2,528
Muenchener Rueckversicherungs	9,760	1,568
SAP	54,627	3,978
Siemens	45,012	4,523

		28,335

Hong Kong — 0.4%
AIA Group	213,221	845
China Mengniu Dairy	128,000	388
Hong Kong Exchanges and Clearing	119,800	1,977
Skyworth Digital Holdings	62,000	34
Yuexiu‡	60,000	29

		3,273

Hungary — 0.0%
EGIS Pharmaceuticals	360	29
Richter Gedeon Nyrt	276	52

		81

India — 0.2%
ICICI Bank ADR	8,400	330
Reliance Industries GDR(A)	37,000	1,097

		1,427

Indonesia — 0.2%
AKR Corporindo	130,500	60
Aneka Tambang Persero	507,000	68
Astra Agro Lestari	66,500	145
Bank Bukopin	683,500	45
Holcim Indonesia	113,977	39
Indo Tambangraya Megah	19,500	83
Indocement Tunggal Prakarsa	58,962	131
Indofood CBP Sukses Makmur	70,500	52
Japfa Comfeed	114,000	58
Kalbe Farma	964,790	97
Perusahaan Perkebunan London Sumatra	620,500	150
Sampoerna Agro	65,500	17
Tambang Batubara Bukit Asam Persero	183,500	306
Telekomunikasi Indonesia Persero	187,992	191
United Tractors	123,500	271

		1,713

Ireland — 1.0%
Accenture, Cl A	84,591	5,702
FleetMatics Group*	2,200	48

Description	Shares	Market Value ($ Thousands)
Ingersoll-Rand	4,497	$211
Ryanair Holdings ADR*	31,700	1,022
Smurfit Kappa Group	91,184	1,004

		7,987

Israel — 0.5%
Check Point Software Technologies*	34,910	1,555
Israel Chemicals	25,200	315
magicJack VocalTec*	900	18
Teva Pharmaceutical Industries ADR	51,600	2,086

		3,974

Italy — 0.2%
Snam	287,132	1,270

Japan — 3.0%
Bank of Yokohama	79,000	363
Dai-ichi Life Insurance	507	584
FANUC	15,295	2,432
Honda Motor	17,500	523
JGC	106,000	3,640
KDDI	55,434	4,300
Komatsu	84,927	1,777
Mitsubishi UFJ Financial Group	482,418	2,179
Shin-Etsu Chemical	24,200	1,363
Sony Financial Holdings	113,900	2,029
Tokyo Electron	21,400	960
Toyota Motor	136,902	5,250

		25,400

Malaysia — 0.2%
Affin Holdings	23,200	26
Berjaya Sports Toto	58,793	86
British American Tobacco	7,000	145
DiGi.Com	87,200	152
DRB-Hicom	195,500	159
Genting Malaysia	143,900	169
Hong Leong Financial Group	16,900	72
KLCC Property Holdings	24,800	48
Kulim	55,400	91
Malaysia Building Society	102,000	79
Media Prima	30,700	23
Parkson Holdings	67,900	108
Telekom	56,500	111
Tradewinds	7,200	17
UEM Land Holdings*	464,900	324
UMW Holdings	85,994	282

		1,892

Mexico — 0.7%
Alfa, Cl A	244,000	448
America Movil	325,800	413
America Movil ADR, Ser L	14,200	359
Cemex ADR*	44,700	404
Desarrolladora Homex*	24,600	54
Empresas ICA ADR*	26,800	232
Fomento Economico Mexicano ADR	4,100	372
Gruma, Cl B*	126,098	367

2	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Grupo Financiero Santander Mexico ADR*	15,900	$217
Grupo Herdez	6,637	18
Grupo Mexico	71,500	229
Grupo Televisa ADR	29,800	673
Industrias, Cl B*	9,000	52
Wal-Mart de Mexico	687,426	2,024

		5,862

Netherlands — 1.4%
Akzo Nobel	57,212	3,112
Core Laboratories	33,185	3,440
LyondellBasell Industries, Cl A	4,560	244
PostNL*	250,863	989
Reed Elsevier	294,900	3,961

		11,746

Norway — 0.0%
Knightsbridge Tankers	3,700	24

Peru — 0.0%
Intercorp Financial Services	1,776	57

Philippines — 0.0%
Alliance Global Group	437,000	158
Manila Electric	810	5
Megaworld	1,484,000	88
Nickel Asia	49,650	21
Rizal Commercial Banking	8,600	10
Universal Robina	60,570	106

		388

Poland — 0.1%
KGHM Polska Miedz	8,774	442
PGE	38,938	211
Polski Koncern Naftowy Orlen*	12,824	176

		829

Russia — 0.5%
Gazprom ADR	128,660	1,176
Gazprom Neft ADR	2,357	58
Lukoil ADR	14,470	873
MMC Norilsk Nickel ADR	7,591	116
Mobile Telesystems ADR	12,500	214
Rosneft GDR	45,800	339
Sberbank of Russia ADR	78,419	914
Severstal OAO GDR	9,611	117
Surgutneftegas OAO ADR	7,742	67
Tatneft OAO ADR	1,819	71
Yandex, Cl A*	28,700	668

		4,613

Singapore — 0.4%
China Yuchai International	4,870	67
SembCorp Industries	95,000	423
SembCorp Marine	386,000	1,490
Singapore Airlines	172,000	1,494

		3,474

South Africa — 0.5%
Anglo American Platinum	4,086	189

Description	Shares	Market Value ($ Thousands)
ArcelorMittal South Africa	26,070	$100
AVI	22,306	147
Barloworld	19,104	154
FirstRand	63,959	212
Gold Fields	18,147	223
Impala Platinum Holdings	8,832	158
Imperial Holdings	14,803	335
Liberty Holdings	17,571	203
Mondi	15,358	166
MTN Group	12,527	225
Naspers, Cl N	991	64
Netcare	43,191	89
Remgro	12,203	208
RMB Holdings	8,307	36
Sanlam	53,748	239
Sasol ADR	6,500	276
Sasol	7,064	300
Standard Bank Group	31,963	393
Vodacom Group	23,731	298

		4,015

South Korea — 2.2%
AMOREPACIFIC Group	248	107
Daelim Industrial	1,762	123
Daesang	4,950	120
Daishin Securities	8,100	65
Daou Technology	24,839	353
Doosan	255	29
Grand Korea Leisure	6,949	196
GS Home Shopping	547	70
Hyundai Marine & Fire Insurance	8,100	262
Hyundai Motor	11,070	2,279
Industrial Bank of Korea	11,230	124
KB Financial Group ADR	17,600	599
KCC	2,725	765
Kia Motors	4,245	236
Korea Exchange Bank	15,780	109
Korea Zinc	970	398
KT ADR	34,600	586
KT&G	48,013	3,658
LG Display ADR	19,300	286
LG Display	3,150	94
LG Electronics	3,657	255
Lotte Chilsung Beverage	312	408
Lotte Confectionery	253	364
NongShim	235	56
POSCO	142	45
Samsung Electronics	3,874	4,653
Samsung Heavy Industries	5,830	178
Samsung Life Insurance	3,390	292
Seah Besteel	1,929	45
SK Holdings	2,918	407
SK Telecom ADR	52,559	822
Taekwang Industrial	23	21
Youngone	1,090	34

		18,039

Spain — 0.4%
Enagas	77,051	1,532
Mediaset Espana Comunicacion	844	4
Red Electrica	6,927	325

3	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Tecnicas Reunidas	33,800	$1,659

		3,520

Sweden — 0.5%
Hennes & Mauritz, Cl B	62,498	2,115
Skandinaviska Enskilda Banken, Cl A	137,665	1,141
Svenska Handelsbanken, Cl A	20,732	710

		3,966

Switzerland — 2.3%
Givaudan	2,297	2,299
Julius Baer Group	32,794	1,137
Nestle	35,096	2,227
Novartis	85,650	5,155
Pentair	5,459	231
Roche Holding	11,000	2,116
Swatch Group	2,246	930
Syngenta	4,388	1,714
UBS	111,684	1,674
Zurich Insurance Group	7,770	1,915

		19,398

Taiwan — 0.7%
Asustek Computer	32,000	343
Chailease Holding	48,000	85
Chicony Electronics	32,085	70
Chunghwa Telecom	98,000	307
Compal Electronics	107,000	67
CTCI	38,000	76
Farglory Land Development	40,000	67
Formosa Taffeta	20,000	18
Hon Hai Precision Industry	321,300	976
Huaku Development	34,680	71
Lite-On Technology	190,950	243
MediaTek	23,820	265
MStar Semiconductor	20,000	169
Pegatron*	199,000	251
Phison Electronics	39,000	300
Pou Chen	210,000	212
President Chain Store	25,000	124
Radiant Opto-Electronics	56,650	236
Realtek Semiconductor	98,283	185
Taishin Financial Holding	483,969	173
Taiwan Semiconductor Manufacturing	342,967	1,041
Teco Electric and Machinery	340,000	231
U-Ming Marine Transport	38,000	58
United Microelectronics	1,029,000	382
Yageo	115,000	33

		5,983

Thailand — 0.3%
Bangkok Bank	91,500	534
CP ALL	291,400	378
Electricity Generating	8,300	36
Kiatnakin Bank	59,400	86
Krung Thai Bank	1,462,750	863
PTT	26,755	278
Siam Cement	13,616	166
Siam Makro	8,494	127

Description	Shares	Market Value ($ Thousands)
Thai Beverage	169,000	$60

		2,528

Turkey — 0.2%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	32,122	34
Eregli Demir ve Celik Fabrikalari	81,305	97
Ford Otomotiv Sanayi	33,894	347
Tekfen Holding	94,212	340
Tofas Turk Otomobil Fabrikasi	24,343	136
Tupras Turkiye Petrol Rafinerileri	6,108	149
Turkcell Iletisim Hizmetleri ADR*	15,700	238
Turkiye Sise ve Cam Fabrikalari	82,337	120
Ulker Biskuvi Sanayi	14,933	68

		1,529

United Kingdom — 6.0%
Anglo American ADR	13,700	211
ARM Holdings	119,601	1,281
Aviva	308,313	1,646
Balfour Beatty	344,507	1,749
Barclays	412,794	1,513
BG Group	193,995	3,586
British American Tobacco	98,858	4,889
Burberry Group	30,900	580
Carnival	54,745	2,173
Delphi Automotive*	5,445	171
Eurasian Natural Resources	98,411	520
HSBC Holdings	517,688	5,103
Kingfisher	411,137	1,918
Michael Page International	166,300	966
Pearson	77,473	1,554
Petrofac	59,100	1,527
Reckitt Benckiser Group	45,255	2,734
Rexam	226,688	1,631
Rio Tinto	26,019	1,301
Rolls-Royce Holdings	243,334	3,350
Rowan, Cl A*	9,815	311
Royal Bank of Scotland Group*	130,525	580
SABMiller	33,445	1,430
Standard Chartered	96,229	2,269
Tesco	657,799	3,390
Vodafone Group	1,481,780	4,017

		50,400

United States — 63.3%

Consumer Discretionary — 7.2%
Aaron’s	5,500	170
Abercrombie & Fitch, Cl A	3,517	108
Aeropostale*	24,310	291
Amazon.com*	2,700	628
American Eagle Outfitters	23,975	500
Ameristar Casinos	5,300	97
ANN*	7,785	274
Apollo Group, Cl A*	6,700	134
Arctic Cat*	3,100	112
Asbury Automotive Group*	2,200	70
AutoZone*	3,830	1,436
Bally Technologies*	5,590	279
Beazer Homes USA*	3,280	54
bebe stores	13,300	54

4	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Bed Bath & Beyond*	3,500	$202
Best Buy	28,900	440
Big Lots*	2,925	85
Biglari Holdings*	300	106
Bob Evans Farms	3,900	148
Boyd Gaming*	6,300	39
Brown Shoe	21,770	344
Capella Education*	1,700	53
Career Education*	55,000	187
Cato, Cl A	8,600	244
CBS, Cl B	19,843	643
CEC Entertainment	3,600	112
Children’s Place Retail Stores*	2,900	169
Churchill Downs	300	19
Coach	89,278	5,004
Comcast, Cl A	159,610	5,871
Cooper Tire & Rubber	7,000	141
Core-Mark Holding	4,900	235
Corinthian Colleges*	79,700	218
Crocs*	1,200	15
Dana Holding	3,500	46
Destination Maternity	5,300	100
DineEquity*	600	38
DIRECTV*	26,976	1,379
Discovery Communications, Cl A*	4,200	248
Express*	7,500	83
Fifth & Pacific*	9,700	107
Foot Locker	17,700	593
Ford Motor	115,707	1,291
Fossil*	35,439	3,087
Fred’s, Cl A	10,400	141
Furniture Brands International*	5,000	8
Gap	24,200	864
General Motors*	18,500	472
Hanesbrands*	6,000	201
Hasbro	7,400	266
Helen of Troy*	4,800	145
hhgregg*	25,900	156
Hillenbrand	3,400	70
Home Depot	12,743	782
Hot Topic	19,000	163
Iconix Brand Group*	18,905	350
International Speedway, Cl A	3,400	87
Interpublic Group	34,900	352
Jack in the Box*	4,200	109
JAKKS Pacific	8,354	108
Jones Group	11,700	138
Krispy Kreme Doughnuts*	14,400	107
La-Z-Boy, Cl Z	10,300	167
LeapFrog Enterprises, Cl A*	9,000	80
Lear	6,122	261
Liberty Global, Cl A*	4,200	252
Liberty Interactive, Cl A*	10,600	212
Liberty Ventures, Ser A*	2,225	127
Live Nation Entertainment*	1,800	16
Lowe’s	58,084	1,881
M*	4,100	91
Macy’s	70,545	2,686
Marriott Vacations Worldwide*	3,800	149
Mattel	5,138	189
Matthews International, Cl A	8,910	256
McDonald’s	4,801	417
McGraw-Hill	4,300	238

Description	Shares	Market Value ($ Thousands)
MDC Holdings	1,000	$38
Modine Manufacturing*	51,205	348
Movado Group	5,200	165
Multimedia Games Holding*	2,000	32
NACCO Industries, Cl A	1,000	51
New York Times, Cl A*	8,800	72
Newell Rubbermaid	14,290	295
News, Cl A	63,880	1,528
NIKE, Cl B	354	32
Nutrisystem	7,900	76
Office Depot*	46,500	115
OfficeMax	7,500	55
Omnicom Group	3,788	181
Orient-Express Hotels, Cl A*	5,300	62
Papa John’s International*	4,700	251
PetMed Express	19,300	210
priceline.com*	500	287
PVH	1,659	182
Red Robin Gourmet Burgers*	3,000	100
Regis	5,600	93
Rent-A-Center, Cl A	4,900	163
Ross Stores	23,138	1,410
Ryland Group	200	7
Scholastic	7,900	261
Service International	14,300	201
Six Flags Entertainment	400	23
Skechers U.S.A., Cl A*	3,100	51
Smith & Wesson Holding*	11,600	111
Sonic*	4,700	47
Standard Motor Products	4,400	83
Starbucks	83,599	3,837
Starwood Hotels & Resorts Worldwide	3,700	192
Steiner Leisure*	1,800	79
Stewart Enterprises, Cl A	15,300	119
Target	14,320	913
Tempur-Pedic International*	3,708	98
Tenneco*	6,305	193
Texas Roadhouse, Cl A	14,230	232
Tiffany	2,545	161
Time Warner	21,099	917
Time Warner Cable	3,326	330
TJX	20,100	837
Valassis Communications*	3,000	78
Vera Bradley*	15,570	464
Viacom, Cl B	68,025	3,488
Walt Disney	12,200	599
Warnaco Group*	3,200	226
Wet Seal, Cl A*	89,800	257
Whirlpool	8,000	781
Winnebago Industries*	2,900	37
Wyndham Worldwide	16,133	813
Yum! Brands	30,500	2,138

		60,314

Consumer Staples — 5.2%
Altria Group	16,968	540
Andersons	5,500	216
Archer-Daniels-Midland	12,200	327
Avon Products	48,240	747
B&G Foods, Cl A	100	3
Beam	3,600	200
Bunge	2,450	174

5	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Central Garden and Pet, Cl A*	28,965	$326
Chiquita Brands International*	22,100	159
Coca-Cola	24,981	929
Coca-Cola Enterprises	7,100	223
Colgate-Palmolive	4,174	438
Costco Wholesale	39,124	3,851
CVS Caremark	100,328	4,655
Darling International*	4,300	71
Dean Foods*	32,700	551
Estee Lauder, Cl A	62,751	3,867
Fresh Del Monte Produce	12,000	302
General Mills	7,600	305
Green Mountain Coffee Roasters*	5,031	122
Harris Teeter Supermarkets	2,500	94
HJ Heinz	3,928	226
J&J Snack Foods	900	52
Kimberly-Clark	4,300	359
Kraft Foods Group*	6,195	282
Kroger	49,237	1,242
Lancaster Colony	4,500	327
Lorillard	4,600	534
Mead Johnson Nutrition, Cl A	57,792	3,563
Medifast*	5,600	143
Molson Coors Brewing, Cl B	2,900	125
Mondelez International, Cl A*	14,582	387
PepsiCo	12,150	841
Philip Morris International	16,724	1,481
Pilgrim’s Pride*	24,700	139
Post Holdings*	4,200	132
Prestige Brands Holdings*	8,300	144
Procter & Gamble	58,500	4,051
Ralcorp Holdings*	16,240	1,172
Rite Aid*	97,200	113
Spectrum Brands Holdings*	6,500	296
Sysco	70,045	2,176
Tyson Foods, Cl A	18,300	308
USANA Health Sciences*	4,000	172
Walgreen	34,517	1,216
Wal-Mart Stores	68,255	5,120
WD-40	2,300	110
Whole Foods Market	2,270	215

		43,026

Energy — 7.1%
Anadarko Petroleum	4,291	295
Apache	12,342	1,021
Baker Hughes	5,359	225
Basic Energy Services*	1,500	16
Bill Barrett*	14,020	321
Bristow Group	2,300	115
Cabot Oil & Gas	4,210	198
Cameron International*	3,710	188
Chesapeake Energy	9,708	197
Chevron	93,291	10,282
ConocoPhillips	85,658	4,955
CONSOL Energy	4,902	172
Contango Oil & Gas*	700	34
Delek US Holdings	6,800	175
Diamondback Energy*	6,300	107
Energy XXI Bermuda	900	30
EOG Resources	2,746	320
EPL Oil & Gas*	8,100	175
Exxon Mobil	114,876	10,473

Description	Shares	Market Value ($ Thousands)
FMC Technologies*	92,005	$3,763
Halliburton	24,095	778
Harvest Natural Resources*	6,300	55
Helix Energy Solutions Group*	10,600	183
Hess	14,200	742
Key Energy Services*	16,335	107
Kinder Morgan	5,434	189
Marathon Oil	19,757	594
Marathon Petroleum	16,600	912
McDermott International*	10,504	112
Mitcham Industries*	1,900	26
Murphy Oil	30,970	1,858
Nabors Industries*	32,100	433
National Oilwell Varco	8,577	632
Occidental Petroleum	41,873	3,306
Oil States International*	1,760	129
Overseas Shipholding Group	4,500	5
Parker Drilling*	41,000	178
Patterson-UTI Energy	30,600	495
Peabody Energy	20,900	583
Penn Virginia	31,300	142
Phillips 66	18,771	885
QEP Resources	4,760	138
Quicksilver Resources*	7,000	27
Rosetta Resources*	4,325	199
SandRidge Energy*	18,378	114
Schlumberger	154,892	10,770
Southwestern Energy*	5,703	198
Stone Energy*	2,600	61
Swift Energy*	5,400	90
Targa Resources	4,500	229
Tesco*	11,200	99
Tesoro	12,300	464
Vaalco Energy*	17,700	145
Valero Energy	40,100	1,167
W&T Offshore	2,600	44
Western Refining	3,200	80
Willbros Group*	18,800	96
Williams	7,900	276

		59,603

Financials — 10.0%
ACE	21,100	1,659
Aflac	16,702	831
Allied World Assurance Holdings	2,400	193
Allstate	19,800	792
American Campus Communities‡	2,995	136
American Express	50,662	2,835
American Tower, Cl A‡	4,500	339
Ameriprise Financial	57,735	3,370
Apartment Investment & Management, Cl A‡	6,400	171
Arch Capital Group*	11,025	487
Argo Group International Holdings	7,000	241
Ashford Hospitality Trust‡	4,900	42
Aspen Insurance Holdings	5,600	181
Associated Banc-Corp	30,470	393
Associated Estates Realty‡	5,600	84
Assurant	12,100	457
Astoria Financial	4,900	49
Bank of America	243,653	2,271
Bank of Hawaii	3,400	150
Bank of New York Mellon	45,563	1,126

6	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Banner	1,300	$38
BB&T	7,978	231
Berkshire Hathaway, Cl B*	38,943	3,363
BlackRock, Cl A	1,433	272
BlackRock Kelso Capital	23,700	237
Campus Crest Communities‡	10,500	116
Capital One Financial	43,243	2,602
Capitol Federal Financial	13,300	158
CapLease‡	8,400	43
CBRE Group, Cl A*	22,778	411
Charles Schwab	275,592	3,743
Chesapeake Lodging Trust‡	3,800	72
Chubb	10,200	785
Citigroup	229,778	8,591
Citizens Republic Bancorp*	1,300	24
City Holding	5,100	179
CNO Financial Group	14,500	139
Colonial Properties Trust‡	900	19
Columbia Banking System	11,800	209
Comerica	13,400	399
Community Bank System	3,300	91
CubeSmart‡	4,400	58
Discover Financial Services	23,700	972
Douglas Emmett‡	7,500	176
Duke Realty‡	11,900	172
East West Bancorp	15,205	324
EastGroup Properties‡	1,200	62
Employers Holdings	3,900	71
Entertainment Properties Trust‡	4,100	182
Essex Property Trust‡	1,840	276
Extra Space Storage‡	10,300	355
Fifth Third Bancorp	34,000	494
First American Financial	9,200	209
First Commonwealth Financial	29,900	196
First Financial Bankshares	800	29
First Industrial Realty Trust‡ *	7,600	101
First Midwest Bancorp	1,800	22
FirstMerit	1,200	17
Franklin Resources	5,800	741
Getty Realty‡	2,400	44
Goldman Sachs Group	15,343	1,878
Government Properties Income Trust‡	7,600	169
Healthcare Realty Trust‡	900	21
Home BancShares	1,300	45
Horace Mann Educators	16,000	307
Hospitality Properties Trust‡	20,200	467
Host Hotels & Resorts‡	11,519	167
Huntington Bancshares	61,600	394
Infinity Property & Casualty	3,700	211
Inland Real Estate‡	25,600	209
International Bancshares	7,800	142
Investment Technology Group*	29,500	249
Janus Capital Group	13,120	111
Jones Lang LaSalle	7,900	614
JPMorgan Chase	98,036	4,086
Kemper	5,300	164
KeyCorp	158,438	1,334
Kilroy Realty‡	4,190	186
Kimco Realty‡	7,575	148
LaSalle Hotel Properties‡	700	17
Lexington Realty Trust‡	4,700	45
Liberty Property Trust‡	5,000	176

Description	Shares	Market Value ($ Thousands)
Lincoln National	25,442	$631
Loews	4,441	188
LTC Properties‡	6,300	208
Macerich‡	6,070	346
Mack-Cali Realty‡	25,400	660
Marsh & McLennan	13,300	453
MetLife	16,132	572
MGIC Investment*	61,700	106
Mid-America Apartment Communities‡	4,555	295
Morgan Stanley	17,352	302
National Health Investors‡	600	32
National Penn Bancshares	22,600	202
NBT Bancorp	10,100	215
Nelnet, Cl A	9,200	225
Northwest Bancshares	15,600	186
NYSE Euronext	5,527	137
Old National Bancorp	6,700	82
Old Republic International	14,041	139
Oritani Financial	9,100	139
PacWest Bancorp	24,995	562
Pennsylvania‡	3,600	60
PHH*	1,200	25
Pinnacle Financial Partners*	4,000	78
Piper Jaffray*	4,700	126
Platinum Underwriters Holdings	4,500	200
PNC Financial Services Group	46,277	2,693
Popular*	6,862	133
Potlatch‡	5,100	196
Primerica*	5,500	155
Principal Financial Group	15,700	432
Prologis‡	7,300	250
Prospect Capital	6,600	78
Prosperity Bancshares	1,400	59
Provident Financial Services	10,400	156
Prudential Financial	16,940	966
PS Business Parks‡	6,055	388
Public Storage‡	5,100	707
Ramco-Gershenson Properties Trust‡	17,100	222
Raymond James Financial	10,065	384
Realogy Holdings*	12,300	437
Regency Centers‡	3,900	187
Regions Financial	97,859	638
Reinsurance Group of America, Cl A	7,500	397
Retail Opportunity Investments‡	10,800	137
RLI	2,300	157
RLJ Lodging Trust‡	7,200	128
Sabra Health Care‡	4,500	100
Senior Housing Properties Trust‡	7,600	167
Signature Bank NY*	5,740	409
Simon Property Group‡	5,767	878
SL Green Realty‡	2,500	188
Solar Capital	3,500	80
Sovran Self Storage‡	700	40
STAG Industrial‡	1,400	24
StanCorp Financial Group	3,538	122
State Street	17,499	780
Sterling Financial	2,200	47
Sunstone Hotel Investors‡ *	9,500	94
SunTrust Banks	28,259	769
Susquehanna Bancshares	10,900	113
Symetra Financial	13,400	160

7	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
T Rowe Price Group	13,700	$890
Taubman Centers‡	6,500	511
TICC Capital	18,200	189
Torchmark	2,600	132
Tower Group	6,700	121
Travelers	15,000	1,064
Triangle Capital	700	18
Trustmark	800	19
Two Harbors Investment‡	9,300	111
UMB Financial	2,100	93
Umpqua Holdings	13,200	160
Unum Group	6,636	135
US Bancorp	50,299	1,670
ViewPoint Financial Group	4,000	83
Waddell & Reed Financial, Cl A	10,205	340
Washington‡	5,900	152
Webster Financial	7,100	156
Weingarten Realty Investors‡	6,500	175
Wells Fargo	120,875	4,072
Westamerica Bancorporation	3,100	137
Wilshire Bancorp*	6,500	42
Wintrust Financial	13,560	501
World Acceptance*	2,300	153

		83,134

Health Care — 8.7%
Abbott Laboratories	10,856	711
Accuray*	8,600	60
Aetna	19,800	865
Alexion Pharmaceuticals*	2,400	217
Allergan	3,100	279
Amedisys*	7,500	83
AMERIGROUP*	1,403	128
AmerisourceBergen, Cl A	10,100	398
Amgen	31,247	2,704
Analogic	1,200	88
Arqule*	9,600	24
ArthroCare*	3,700	111
Assisted Living Concepts, Cl A	5,800	46
Baxter International	41,050	2,571
Biogen Idec*	2,268	313
BioMimetic Therapeutics*	3,700	14
Bristol-Myers Squibb	13,439	447
Cardinal Health	13,900	572
CareFusion*	25,395	674
Celgene*	4,161	305
Chemed	3,700	249
Computer Programs & Systems	1,600	78
CONMED	6,200	172
Covance*	56,763	2,765
Covidien	35,200	1,934
DaVita HealthCare Partners*	29,357	3,303
Dendreon*	3,800	14
Eli Lilly	20,306	987
Emergent Biosolutions*	11,700	156
Endocyte*	6,200	59
Ensign Group	1,800	53
Express Scripts Holding*	96,879	5,962
Forest Laboratories*	13,800	465
Gentiva Health Services*	19,400	182
Gilead Sciences*	22,410	1,505
Greatbatch*	2,800	62
Haemonetics*	6,470	529

Description	Shares	Market Value ($ Thousands)
HCA Holdings	18,000	$511
HealthSouth*	2,800	62
Henry Schein*	3,625	268
Hi-Tech Pharmacal*	2,800	88
Hospira*	3,865	119
Humana	3,800	282
ICU Medical*	2,900	172
IDEXX Laboratories*	39,244	3,775
Intuitive Surgical*	8,327	4,515
Invacare	8,300	113
Johnson & Johnson	83,020	5,879
LHC Group*	4,900	86
Magellan Health Services*	600	30
McKesson	33,650	3,140
Medicines*	4,000	88
Medicis Pharmaceutical, Cl A	1,900	82
Medtronic	26,350	1,096
Merck	135,520	6,184
Momenta Pharmaceuticals*	10,000	127
Mylan*	7,500	190
Neurocrine Biosciences*	18,400	135
Omnicare	3,838	133
Orthofix International*	2,500	99
PDL BioPharma	72,300	539
Pfizer	358,435	8,914
PharMerica*	6,700	82
Pozen*	13,000	78
PSS World Medical*	2,600	74
Quality Systems	1,900	33
Questcor Pharmaceuticals	700	18
Sciclone Pharmaceuticals*	18,700	103
Select Medical Holdings*	10,300	109
Sirona Dental Systems*	3,400	195
Skilled Healthcare Group, Cl A*	700	5
STERIS	3,200	114
Teleflex	2,500	170
Thermo Fisher Scientific	4,600	281
UnitedHealth Group	53,344	2,987
VCA Antech*	22,350	438
Vertex Pharmaceuticals*	26,100	1,259
ViroPharma*	2,600	66
Warner Chilcott, Cl A	21,000	243
WellCare Health Plans*	800	38
WellPoint	10,000	613

		72,618

Industrials — 7.3%
3M	5,807	509
Acuity Brands	2,600	168
ADT	7,920	329
AECOM Technology*	6,533	140
Aerovironment*	1,700	37
AGCO*	15,000	683
Aircastle	20,800	232
Alaska Air Group*	18,755	717
Albany International, Cl A	9,400	207
Allegiant Travel, Cl A*	1,100	80
Alliant Techsystems	2,233	128
American Reprographics*	25,295	97
American Science & Engineering	1,200	76
AO Smith	400	24
Apogee Enterprises	6,900	141
Applied Industrial Technologies	1,000	41

8	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Arkansas Best	4,700	$38
AZZ	100	4
Barnes Group	3,500	80
BE Aerospace*	8,835	398
Belden	2,400	86
Boeing	27,910	1,966
Brady, Cl A	600	19
Cascade	1,400	91
Caterpillar	20,606	1,748
Ceradyne	800	28
CH Robinson Worldwide	2,810	169
Consolidated Graphics*	3,000	88
Corporate Executive Board	500	22
Corrections Corp of America	4,615	155
Crane	15,300	642
CSX	12,000	246
Danaher	83,716	4,331
Deere	3,971	339
Delta Air Lines*	39,400	380
Dycom Industries*	6,800	97
Eaton	4,584	216
Echo Global Logistics*	13,410	226
EMCOR Group	4,600	148
Emerson Electric	7,092	344
Encore Capital Group*	3,000	87
EnerSys*	2,100	72
Equifax	4,200	210
Exelis	11,469	127
Exponent*	2,300	126
FedEx	5,900	543
Fluor	78,300	4,373
FreightCar America	4,100	79
G&K Services, Cl A	7,000	226
Gardner Denver	2,054	142
General Cable*	3,838	110
General Dynamics	7,300	497
General Electric	327,671	6,901
GeoEye*	500	16
Granite Construction	3,500	106
H&E Equipment Services	1,400	21
Harsco	11,810	236
Hawaiian Holdings*	9,600	57
Heartland Express	2,300	32
HNI	2,100	58
Honeywell International	61,992	3,796
Hub Group, Cl A*	10,070	312
Hyster-Yale Materials Handling, Cl A*	1,000	41
Hyster-Yale Materials Handling, Cl B* (B) (C)	1,000	41
II-VI*	17,200	284
Illinois Tool Works	4,800	294
Insperity	2,800	73
Jacobs Engineering Group*	3,446	133
John Bean Technologies	6,300	97
Joy Global	10,810	675
KBR	13,400	373
Kennametal	6,515	231
Kforce*	7,100	79
Korn*	1,400	19
L-3 Communications Holdings	6,900	509
Layne Christensen*	4,800	107
Lennox International	3,900	195

Description	Shares	Market Value ($ Thousands)
Lockheed Martin	7,500	$703
Manpower	3,158	120
Masco	9,547	144
MasTec*	17,860	403
Middleby*	1,760	220
Mine Safety Appliances	1,000	39
Mueller Industries	1,600	70
Mueller Water Products, Cl A	22,800	119
MYR Group*	6,200	131
National Presto Industries	500	37
Norfolk Southern	3,700	227
Northrop Grumman	16,566	1,138
Orbital Sciences*	4,700	63
Oshkosh*	4,902	147
PACCAR	4,825	209
Pacer International*	2,000	7
Parker Hannifin	17,730	1,395
Pitney Bowes	8,445	121
Precision Castparts	1,600	277
Quad	4,300	79
Quanta Services*	10,620	275
Raytheon	11,257	637
Regal-Beloit	4,070	265
Republic Services, Cl A	27,244	772
Resources Connection	11,500	142
Roper Industries	38,189	4,169
Saia*	4,400	99
Sauer-Danfoss	800	32
SkyWest	11,000	121
Spirit Airlines*	5,600	98
SPX	4,740	325
Standex International	900	42
Stanley Black & Decker	2,601	180
Steelcase, Cl A	19,900	199
Stericycle*	50,889	4,822
Swift Transportation, Cl A*	21,000	205
Sykes Enterprises*	3,600	49
TAL International Group	500	17
Taser International*	20,200	158
Team*	5,935	195
Teledyne Technologies*	300	19
Toro	5,200	220
Trex*	2,100	73
Trimas*	17,900	449
TrueBlue*	5,300	69
Tyco International	14,059	378
Union Pacific	20,619	2,537
United Continental Holdings*	7,692	148
United Parcel Service, Cl B	6,212	455
United Technologies	17,771	1,389
US Airways Group*	8,200	100
Watts Water Technologies, Cl A	500	20
Werner Enterprises	1,900	44

		61,100

Information Technology — 13.1%
Actuate*	13,600	72
Acxiom*	10,200	186
Adobe Systems*	6,600	224
Advanced Energy Industries*	7,600	90
Alliance Data Systems*	1,500	215
Altera	4,992	152
Amdocs	21,600	714

9	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Amphenol, Cl A	67,285	$4,046
Ancestry.com*	1,300	41
ANSYS*	38,548	2,732
Apple	25,621	15,247
Applied Materials	43,500	461
Applied Micro Circuits*	3,700	21
Arris Group*	9,400	129
Arrow Electronics*	3,564	126
Aspen Technology*	3,500	87
ATMI*	1,000	20
Autodesk*	11,350	361
Automatic Data Processing	5,500	318
Avnet*	10,200	292
Benchmark Electronics*	2,600	39
Black Box	4,200	92
Blucora*	2,800	49
BMC Software*	6,970	284
Broadcom, Cl A	6,552	207
CA	16,500	372
CACI International, Cl A*	2,300	116
Calix*	12,300	82
Cisco Systems	375,743	6,440
Citrix Systems*	39,210	2,424
Cognizant Technology Solutions, Cl A*	61,102	4,073
CommVault Systems*	500	31
Computer Sciences	16,200	493
Compuware*	6,535	57
Comtech Telecommunications	3,300	83
Convergys	7,800	131
CoreLogic*	4,909	117
CSG Systems International*	6,900	142
Demand Media*	3,900	33
Dice Holdings*	6,200	55
Digital River*	8,300	119
EarthLink	8,800	56
eBay*	9,665	467
Electronic Arts*	9,703	120
EMC*	104,191	2,544
Emulex*	21,800	152
Equinix*	1,318	238
Euronet Worldwide*	900	18
Facebook, Cl A*	32,450	685
FLIR Systems	19,625	381
FormFactor*	25,800	118
Genpact	139,073	2,449
Glu Mobile*	5,900	19
Google, Cl A*	13,851	9,415
Harmonic*	16,900	73
Heartland Payment Systems	4,600	120
Hewlett-Packard	41,000	568
Insight Enterprises*	12,200	197
Intel	103,571	2,240
Intermec*	11,900	81
International Business Machines	19,125	3,720
Intuit	4,500	267
j2 Global	9,820	295
JDA Software Group*	600	23
Juniper Networks*	9,119	151
Kemet*	18,600	85
KLA-Tencor	3,311	154
Limelight Networks*	41,200	87
Littelfuse	3,235	173

Description	Shares	Market Value ($ Thousands)
LogMeIn*	2,600	$64
Loral Space & Communications	1,100	87
LSI*	57,800	396
LTX-Credence*	10,400	58
Manhattan Associates*	2,200	132
Marvell Technology Group	28,000	221
Mastercard, Cl A	14,805	6,824
MAXIMUS	1,000	55
MEMC Electronic Materials*	6,900	17
Mentor Graphics*	4,000	62
Microsemi*	18,640	358
Microsoft	134,546	3,839
Monotype Imaging Holdings	2,600	40
Motorola Solutions	15,019	776
Move*	8,000	66
National Instruments	91,524	2,156
NetApp*	109,452	2,944
Netscout Systems*	18,785	465
NIC	2,600	37
NVIDIA*	11,659	140
ON Semiconductor*	72,882	448
Opnet Technologies	1,300	55
Oracle	164,916	5,121
Parametric Technology*	2,300	46
Photronics*	9,100	44
Plantronics	1,300	42
Plexus*	500	14
PMC - Sierra*	20,689	97
Polycom*	12,365	124
Power-One*	3,700	15
Progress Software*	900	18
QLogic*	8,800	83
QUALCOMM	113,453	6,645
Quantum*	35,300	37
RealNetworks*	1,400	11
Red Hat*	10,129	498
Responsys*	29,990	268
Riverbed Technology*	6,650	123
Rovi*	8,066	109
Salesforce.com*	26,929	3,931
SanDisk*	4,300	180
Sanmina-SCI*	11,600	103
Sapient*	1,500	15
Smith Micro Software*	20,400	25
Spansion, Cl A*	4,600	51
SS&C Technologies Holdings*	14,175	341
STEC*	9,100	53
Symantec*	60,867	1,107
Synaptics*	1,100	26
SYNNEX*	600	19
Tellabs	29,300	86
Teradata*	2,600	178
Tessera Technologies	1,200	17
Texas Instruments	53,077	1,491
THQ*	260	1
Total System Services	20,300	457
Travelzoo*	2,500	45
Unisys*	6,200	106
United Online	36,100	194
Visa, Cl A	3,900	541
WebMD Health, Cl A*	6,800	101
Websense*	1,100	14
Western Digital	4,753	163

10	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares	Market Value ($ Thousands)
Xerox	23,292	$150
Xilinx	12,890	422
Yahoo!*	60,096	1,010

		109,231

Materials — 1.9%
A Schulman	9,000	231
AK Steel Holding	34,100	172
Allegheny Technologies	3,926	103
Ball	4,700	201
Buckeye Technologies	4,400	115
Carpenter Technology	5,805	282
Celanese, Cl A	3,606	137
Century Aluminum*	14,100	101
CF Industries Holdings	3,762	772
Chemtura*	1,800	29
Cytec Industries	3,630	250
Domtar	5,000	399
Dow Chemical	2,738	80
E.I. du Pont de Nemours	24,677	1,099
Eastman Chemical	12,300	729
Ecolab	4,100	285
Ferro*	16,400	43
Freeport-McMoRan Copper & Gold	93,413	3,632
Georgia Gulf	3,000	106
Haynes International	700	36
Headwaters*	34,300	247
Horsehead Holding*	7,600	69
Innophos Holdings	4,010	191
Innospec	600	19
Koppers Holdings	600	21
Kraton Performance Polymers*	5,400	118
Metals USA Holdings	6,600	96
Minerals Technologies	500	36
Monsanto	25,207	2,170
Myers Industries	2,800	42
Noranda Aluminum Holding	23,200	142
Nucor	4,692	188
Packaging Corp of America	25,500	900
PH Glatfelter	7,900	141
Praxair	3,004	319
Resolute Forest Products*	7,800	95
Rock-Tenn, Cl A	6,738	493
Rockwood Holdings	4,045	186
Royal Gold	1,961	173
Schnitzer Steel Industries, Cl A	6,100	174
Schweitzer-Mauduit International	12,400	434
Sensient Technologies	4,900	178
TPC Group*	4,700	211
US Silica Holdings*	24,870	318
Valspar	3,700	207
Walter Energy	3,720	130
Wausau Paper	7,400	61

		16,161

Telecommunication Services — 1.0%
AT&T	134,300	4,645
CenturyLink	6,440	247
Consolidated Communications Holdings	3,100	48
Crown Castle International*	4,621	308
IDT, Cl B	4,500	45

Description	Shares	Market Value ($ Thousands)
Sprint Nextel*	147,934	$820
Telephone & Data Systems	21,600	537
tw telecom inc, Cl A*	7,600	194
Verizon Communications	34,200	1,527

		8,371

Utilities — 1.8%
AES	38,600	403
AGL Resources	3,047	124
Alliant Energy	11,800	527
Ameren	12,300	404
American Electric Power	23,000	1,022
American States Water	5,900	260
American Water Works	14,100	518
Aqua America	7,400	188
Avista	800	20
California Water Service Group	10,390	191
CH Energy Group	900	59
CMS Energy	8,400	204
Dominion Resources	5,476	289
DTE Energy	24,200	1,503
Duke Energy	5,784	380
Dynegy*	201	4
Edison International	19,000	892
El Paso Electric	3,400	116
Entergy	15,700	1,140
Exelon	7,518	269
Great Plains Energy	7,700	173
Hawaiian Electric Industries	20,300	525
Integrys Energy Group	3,100	168
ITC Holdings	2,200	175
Laclede Group	2,900	121
MDU Resources Group	7,900	172
MGE Energy	800	42
New Jersey Resources	9,600	427
NextEra Energy	13,900	974
NorthWestern	2,200	79
NV Energy	10,400	198
Otter Tail	7,800	188
PNM Resources	4,800	106
Portland General Electric	10,800	296
Public Service Enterprise Group	36,000	1,153
Sempra Energy	9,900	691
Southern	7,943	372
TECO Energy	9,300	166
UNS Energy	800	34
Vectren	5,300	157
Westar Energy	5,900	175

		14,905

		528,463

Total Common Stock (Cost $772,577) ($ Thousands)		810,925

PREFERRED STOCK — 0.4%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul	16,600	131
Bradespar	7,700	114
Itau Unibanco Holding	12,700	186
Klabin	31,900	187

11	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Petroleo Brasileiro	43,200	$443

		1,061

Germany — 0.3%
Volkswagen	10,834	2,240

Total Preferred Stock (Cost $3,228) ($ Thousands)		3,301

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets Index Fund	14,310	588
SPDR S&P 500 Trust	752	106
Vanguard MSCI Emerging Markets Fund	957	40
Wisdom Tree India Earnings Fund	92,393	1,673

Total Exchange Traded Funds (Cost $2,547) ($ Thousands)		2,407

	Number of Warrants
WARRANTS — 0.0%

United States — 0.0%
Dynegy, Expires 2017	3,150	5

Total Warrants (Cost $20) ($ Thousands)		5

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.070% † **	1,323,292	1,323

Total Cash Equivalent (Cost $1,323) ($ Thousands)		1,323

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 0.085%, 01/31/13 (D) (E)	600	600

Total U.S. Treasury Obligations (Cost $600) ($ Thousands)		600

Total Investments — 98.0% (Cost $780,295) ($ Thousands) ††		$818,561

The open futures contracts held by the Fund at October 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI		27 Dec-2012	$(25)

			$(25)

For the period ended October 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The outstanding forward foreign currency contracts held by the Fund at October 31, 2012, are as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
11/2/12-11/8/12	EUR	9,439	USD	12,138	$(94)
11/8/12	USD	4,659	EUR	3,593	(3)

					$(97)

The counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, are as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
State Street	(16,891)	16,794	$(97)

For the period ended October 31, 2012, the total amount of all forward foreign currency futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $834,996
($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of October 31, 2012.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Securities considered illiquid. The total value of such securities as of October 31, 2012 was $41 ($ Thousands) and represented 0.00% of Net Assets.
(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of October 31, 2012 was $41 ($ Thousands) and represented 0.00% of Net Assets.
(D)	All or a portion of this security has been pledged as collateral for open futures contracts.
(E)	The rate reported is the effective yield of the time of purchase.

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States Dollar

††	At October 31, 2012, the tax basis cost of the Fund’s investments was $780,295 ($ Thousands), and the unrealized appreciation and depreciation were $64,916
($ Thousands) and $(26,650) ($ Thousands) respectively.

12	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Equity Fund

October 31, 2012

The following is a list of the inputs used as of October 31, 2012, in valuing the Fund’s investments carried at value
($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$810,884	$—	$41	$810,925
Preferred Stock	3,301	—	—	3,301
Exchange Traded Funds	2,407	—	—	2,407
Warrants	5	—	—	5
Cash Equivalent	1,323	—	—	1,323
U.S. Treasury Obligations	—	600	—	600

Total Investments in Securities	$817,920	$600	$41	$818,561

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(25)	$—	$—	$(25)
Forwards Contracts*	—	(97)	—	(97)

Total Other Financial Instruments	$(25)	$(97)	$—	$(122)

*	Futures contracts and forwards contracts are valued at the unrealized depreciation on the instruments.
(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended October 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $ 0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

13	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 28.7%
U.S. Treasury Bonds
5.500%, 08/15/28	$2,950	$4,208
5.375%, 02/15/31	1,300	1,874
4.750%, 02/15/41	3,310	4,622
4.375%, 05/15/40	1,075	1,417
4.375%, 05/15/41	494	651
4.250%, 05/15/39	1,700	2,196
3.875%, 08/15/40(D)	2,000	2,435
3.125%, 11/15/41	2,750	2,918
2.750%, 08/15/42	580	568
U.S. Treasury Inflation Protected Securities
1.875%, 07/15/13	4,905	5,016
1.250%, 04/15/14	2,477	2,560
0.625%, 04/15/13	4,676	4,694
0.500%, 04/15/15	2,541	2,654
U.S. Treasury Notes
2.125%, 08/15/21	2,525	2,657
2.000%, 02/15/22	1,475	1,527
1.875%, 09/30/17	13,375	14,129
1.750%, 07/31/15	9,825	10,194
1.750%, 05/15/22	2,875	2,903
1.625%, 08/15/22	2,820	2,805
1.250%, 02/15/14	13,275	13,447
0.875%, 01/31/17	40,280	40,752
0.750%, 06/30/17	13,025	13,076
0.750%, 10/31/17	9,395	9,411
0.625%, 02/28/13	8,525	8,538
0.625%, 08/31/17	845	843
0.250%, 06/30/14	10,225	10,222
0.250%, 02/15/15	5,625	5,616

Total U.S. Treasury Obligations (Cost $168,798) ($ Thousands)		171,933

MORTGAGE-BACKED SECURITIES — 23.9%

Agency Mortgage-Backed Obligations — 20.9%
FHLMC
4.500%, 02/01/41 to 07/01/41	12,607	14,098
4.000%, 12/01/40 to 03/01/41	16,333	18,111
3.500%, 11/01/25 to 02/01/26	6,380	6,850
FNMA
6.000%, 09/01/24 to 09/01/40	10,504	11,641
4.500%, 12/01/40 to 09/01/41	4,000	4,452
3.000%, 03/01/27 to 05/01/27	6,413	6,841
2.630%, 09/01/17	5,488	5,860
FNMA TBA
4.500%, 11/15/34	11,600	12,513
3.000%, 11/15/42 to 12/01/42	21,305	22,338
2.500%, 11/25/27	680	712
GNMA
6.500%, 09/15/13 to 02/15/39	1,210	1,391

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 08/15/24 to 05/20/38	$332	$368
5.500%, 01/15/33 to 05/15/38	935	1,039
5.000%, 08/15/33 to 09/15/39	5,233	5,806
4.500%, 01/15/39 to 07/15/41	5,885	6,430
4.000%, 01/15/42	1,981	2,170
GNMA TBA
3.500%, 11/15/40	1,800	1,959
3.000%, 11/01/42	2,295	2,443

		125,022

Non-Agency Mortgage-Backed Obligations — 3.0%
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/45	735	846
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.441%, 12/25/36 (A) (B)	727	562
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.150%, 10/12/42(A)	1,495	1,678
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW13, Cl A4
5.540%, 09/11/41	450	519
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW14, Cl A4
5.201%, 12/11/38	585	674
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.716%, 06/11/40(A)	398	474
Bear Stearns Commercial Mortgage Securities, Ser 2007- T26, Cl A4
5.471%, 01/12/45(A)	231	269
CD Commercial Mortgage Trust, Ser 2005-CD1
5.219%, 07/15/44(A)	950	1,061
Commercial Mortgage Pass- Through Certificates, Ser 2006- C4, Cl A3
5.467%, 09/15/39	816	930
Commercial Mortgage Pass- Through Certificates, Ser 2006- C7, Cl A4
5.748%, 06/10/46(A)	460	527
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/46(B)	710	846
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36(A)	1,321	1,389
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/32(B)	155	192

1	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (A)	$500	$566
GS Mortgage Securities II, Ser 2011-GC3, Cl A4
4.753%, 03/10/44 (B)	725	852
JPMorgan Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/40	855	984
Morgan Stanley Capital I, Ser 2007-T25
5.514%, 11/12/49 (A)	1,465	1,708
Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/41	766	821
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.653%, 06/11/42 (A)	82	97
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (A) (B)	225	269
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A4
4.661%, 06/15/44 (B)	410	481
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	265	286
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	177
OBP Depositor Trust LLC, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (B)	605	713
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42 (A)	1,010	1,115
WF-RBS Commercial Mortgage Trust
4.869%, 02/15/44 (A)	240	284

		18,320

Total Mortgage-Backed Securities (Cost $137,193) ($Thousands)		143,342

CORPORATE OBLIGATIONS — 22.5%

Consumer Discectionary — 0.3%
Continental Airlines Pass-Through Certificates, Cl A
4.000%, 10/29/24	490	513
NBC Universal Media LLC
2.875%, 01/15/23	1,525	1,537

		2,050

Consumer Discretionary — 2.8%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	300	407
6.875%, 11/15/19	875	1,166
5.000%, 04/15/20	1,000	1,221
2.500%, 07/15/22	1,675	1,703
Automotores Gildemeister
8.250%, 05/24/21 (B)	1,500	1,620

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AutoZone
3.700%, 04/15/22	$850	$906
Cablevision Systems
5.875%, 09/15/22	275	273
CBS
5.500%, 05/15/33	350	390
4.300%, 02/15/21	425	472
3.375%, 03/01/22	120	126
Comcast
6.450%, 03/15/37	650	856
Continental Airlines Pass-Through Certificates, Cl A
6.545%, 02/02/19	630	693
COX Communications
6.950%, 06/01/38 (B)	250	341
Delta Air Lines Pass-Through Trust, Ser 2001-1, Cl G-1
6.718%, 01/02/23	931	1,024
DIRECTV Holdings
3.800%, 03/15/22	800	833
News America
6.150%, 02/15/41	500	647
Sears Holdings
6.625%, 10/15/18	715	669
Time Warner
6.200%, 03/15/40	250	319
5.875%, 11/15/16	750	888
Time Warner Cable
4.500%, 09/15/42	495	509
4.000%, 09/01/21	725	805
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	1,000	1,090

		16,958

Consumer Staples — 1.4%
Altria Group
9.700%, 11/10/18	311	444
2.850%, 08/09/22	500	501
General Mills
3.150%, 12/15/21	800	852
Heineken
2.750%, 04/01/23 (B)	150	152
1.400%, 10/01/17 (B)	290	291
Kraft Foods Group
3.500%, 06/06/22 (B)	425	461
Molson Coors Brewing
3.500%, 05/01/22	45	48
Mondelez International
6.500%, 02/09/40	1,075	1,515
4.125%, 02/09/16	1,375	1,519
Pernod-Ricard
4.450%, 01/15/22 (B)	925	1,038
Reynolds American
3.250%, 11/01/22	155	157
1.050%, 10/30/15	260	261
Walgreen
3.100%, 09/15/22	700	713
Wal-Mart Stores
5.625%, 04/15/41	200	270

		8,222

2	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy — 1.3%
Anadarko Petroleum
6.375%, 09/15/17	$800	$970
Arch Coal
7.000%, 06/15/19	480	426
BP Capital Markets
2.248%, 11/01/16	500	523
1.700%, 12/05/14	600	614
Encana
6.500%, 08/15/34	425	530
Enterprise Products Operating LLC
1.250%, 08/13/15	100	101
MIE Holdings
9.750%, 05/12/16(B)	1,500	1,590
Newfield Exploration
5.625%, 07/01/24	545	581
Pemex Project Funding Master Trust
5.750%, 03/01/18	200	233
Petrobras International Finance
6.750%, 01/27/41	105	134
Petroleos Mexicanos
6.500%, 06/02/41(B)	110	137
Southern Union
3.330%, 11/01/66(A)	500	412
Statoil
1.800%, 11/23/16	475	491
Transocean
2.500%, 10/15/17	315	319
Valero Energy
6.625%, 06/15/37	500	624

		7,685

Financials — 10.9%
American Express Credit MTN
2.800%, 09/19/16	525	559
1.750%, 06/12/15	700	718
American International Group
6.400%, 12/15/20	235	289
4.875%, 06/01/22	225	254
Bank of America
7.625%, 06/01/19	1,200	1,522
5.875%, 01/05/21	3,000	3,517
5.000%, 05/13/21	150	169
3.875%, 03/22/17	525	566
BBVA Bancomer
6.750%, 09/30/22(B)	2,000	2,265
Berkshire Hathaway Finance
3.000%, 05/15/22	1,000	1,052
CIT Group
5.250%, 04/01/14(B)	50	52
Citigroup
8.500%, 05/22/19	905	1,207
6.125%, 08/25/36	400	443
5.375%, 08/09/20	875	1,023
4.700%, 05/29/15	1,000	1,080
4.500%, 01/14/22	793	875
2.250%, 08/07/15	700	718
Daimler Finance North America LLC
1.875%, 09/15/14(B)	200	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Motor Credit
4.207%, 04/15/16(B)	$1,375	$1,479
Ford Motor Credit LLC
4.250%, 09/20/22	360	373
Franshion Development
6.750%, 04/15/21(B)	2,000	2,095
Gazprom OAO Via Gaz Capital
4.950%, 07/19/22(B)	2,000	2,117
General Electric Capital
6.250%, 12/15/49(A)	100	109
5.300%, 02/11/21	1,400	1,629
4.650%, 10/17/21	650	736
4.625%, 01/07/21	2,800	3,167
3.150%, 09/07/22	140	142
Goldman Sachs Group
7.500%, 02/15/19	325	406
6.000%, 06/15/20	2,500	2,935
5.750%, 01/24/22	600	697
5.625%, 01/15/17	850	942
HCP MTN ‡
6.700%, 01/30/18	1,000	1,207
Health Care ‡
6.500%, 03/15/41	320	399
4.950%, 01/15/21	145	161
4.700%, 09/15/17	1,000	1,121
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	1,126
HSBC Bank
3.100%, 05/24/16(B)	270	286
HSBC USA
2.375%, 02/13/15	505	522
Hutchison Whampoa International
3.500%, 01/13/17(B)	621	660
JPMorgan Chase
6.300%, 04/23/19	500	617
5.125%, 09/15/14	1,000	1,069
4.625%, 05/10/21	300	338
4.250%, 10/15/20	3,000	3,309
Kimco Realty ‡
6.000%, 11/30/12	1,000	1,004
Marsh & McLennan
2.300%, 04/01/17	185	188
Merrill Lynch
7.750%, 05/14/38	525	692
Metropolitan Life Global Funding I
1.700%, 06/29/15(B)	1,500	1,532
Morgan Stanley
6.375%, 07/24/42	415	477
5.750%, 10/18/16	2,350	2,616
5.750%, 01/25/21	600	671
5.625%, 09/23/19	100	111
4.875%, 11/01/22	325	329
4.750%, 03/22/17	400	433
National City
6.875%, 05/15/19	281	348
NCUA Guaranteed Notes
0.234%, 06/12/13(A)	2,400	2,400
Newcrest Finance Property
4.200%, 10/01/22(B)	850	872
Petrobras International Finance
6.875%, 01/20/40	825	1,066

3	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Realty Income ‡
3.250%, 10/15/22	$285	$285
Royal Bank of Scotland Group
2.550%, 09/18/15	1,390	1,425
SABMiller Holdings
3.750%, 01/15/22(B)	525	577
UBS
7.625%, 08/17/22	350	377
VTB Capital
6.551%, 10/13/20(B)	2,000	2,106
WEA Finance
7.125%, 04/15/18(B)	1,000	1,230
Wells Fargo MTN
2.625%, 12/15/16	525	554
1.250%, 02/13/15	1,035	1,047
Xstrata Finance Canada
4.000%, 10/25/22(B)	700	703

		65,197

Health Care — 1.2%
CHS
8.000%, 11/15/19	265	286
7.125%, 07/15/20	275	291
Cigna
4.000%, 02/15/22	315	344
Express Scripts Holding
2.100%, 02/12/15(B)	1,125	1,151
HCA
7.875%, 02/15/20	1,050	1,173
7.250%, 09/15/20	1,280	1,416
Kaiser Foundation Hospitals
4.875%, 04/01/42	1,000	1,125
Thermo Fisher Scientific
3.150%, 01/15/23	750	781
UnitedHealth Group
1.400%, 10/15/17	200	201
Watson Pharmaceuticals
3.250%, 10/01/22	340	350
WellPoint
1.250%, 09/10/15	360	364

		7,482

Industrials — 1.1%
Empresas ICA Sociedad
8.900%, 02/04/21(B)	1,400	1,512
International Lease Finance
7.125%, 09/01/18(B)	1,000	1,175
5.875%, 04/01/19	1,015	1,075
Lockheed Martin
2.125%, 09/15/16	40	42
Pertamina Persero
6.000%, 05/03/42(B)	1,500	1,695
Vale Overseas
6.875%, 11/21/36	600	739

		6,238

Materials — 1.3%
ArcelorMittal
7.250%, 03/01/41	1,000	916
Consolidated Minerals
8.875%, 05/01/16(B)	1,500	1,245
Dow Chemical
4.250%, 11/15/20	250	277

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Teck Resources
5.200%, 03/01/42	$200	$198
3.000%, 03/01/19	155	158
Vale
5.625%, 09/11/42	750	803
Vedanta Resources
6.750%, 06/07/16(B)	2,200	2,244
Volcan Cia Minera
5.375%, 02/02/22(B)	1,950	2,101

		7,942

Telecommunication Services — 1.3%
AT&T
6.500%, 09/01/37	1,000	1,359
6.300%, 01/15/38	50	67
CenturyLink
5.800%, 03/15/22	825	868
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	2,133
Verizon Communications
6.900%, 04/15/38	50	73
6.400%, 02/15/38	250	349
Vivendi
2.400%, 04/10/15(B)	590	597
Windstream
7.875%, 11/01/17	1,925	2,144

		7,590

Utilities — 0.9%
Edison International
3.750%, 09/15/17	695	756
Mirant Mid Atlantic Pass-Through Trust LLC, Cl B
9.125%, 06/30/17	84	92
Mirant Mid Atlantic Pass-Through Trust LLC, Cl C
10.060%, 12/30/28	273	303
NRG Energy
7.625%, 01/15/18	2,865	3,130
Sabine Pass LP
7.500%, 11/30/16	1,125	1,229
7.500%, 11/30/16(B)	145	153

		5,663

Total Corporate Obligations (Cost $126,594) ($ Thousands)		135,027

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
FFCB
0.310%, 10/15/13(A)	2,355	2,357
FHLB
2.750%, 03/13/15	5,000	5,279
0.550%, 11/13/15	2,780	2,782
0.500%, 10/16/15	2,520	2,519
0.410%, 09/16/13(A)	1,695	1,698
0.250%, 11/15/13(A)	2,720	2,720
0.125%, 11/07/12(C)	2,770	2,770
0.120%, 11/09/12(C)	2,405	2,405
FHLMC
2.500%, 04/23/14	5,000	5,165
0.470%, 11/18/13(A)	2,490	2,496

4	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA
3.000%, 09/16/14	$1,430	$1,503
1.000%, 11/07/14	2,485	2,485
0.750%, 02/26/13	4,420	4,428
0.625%, 02/22/16	2,825	2,827
0.500%, 10/22/15	1,410	1,410
0.360%, 06/23/14 (A)	2,390	2,394

Total U.S. Government Agency Obligations (Cost $44,882) ($ Thousands)		45,238

ASSET-BACKED SECURITIES — 6.3%
Access Group, Ser 2006-1, Cl A2
0.537%, 08/25/23 (A)	636	626
ACE Securities, Ser 2005-RM1, Cl M2
0.961%, 03/25/35 (A)	1,446	1,421
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	1,000	1,015
Alm Loan Funding, Ser 2012-7A, Cl A1
1.810%, 10/19/24 (A) (B)	700	700
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.441%, 01/25/36 (A)	166	166
Arizona Educational Loan Marketing, Ser 2004-A, Cl A2
0.638%, 12/01/23 (A)	838	822
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.531%, 11/25/35 (A) (B)	899	705
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
0.511%, 01/25/36 (A) (B)	628	485
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/27 (B)	570	586
Brazos Higher Education Authority, Ser 2004-I, Cl A2
0.529%, 06/27/22 (A)	661	659
Brazos Higher Education Authority, Ser 2005-1, Cl 1A3
0.479%, 09/26/22 (A)	700	690
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/27 (B)	800	804
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.531%, 10/25/35 (A)	1,317	1,310
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl MV2
0.651%, 07/25/35 (A)	1,285	1,283
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.111%, 10/25/47 (A)	1,573	1,152
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/19 (B)	291	291
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/27 (B)	383	392

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/27 (B)	$397	$404
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.561%, 03/25/36 (A) (B)	700	702
Equifirst Mortgage Loan Trust, Ser 2004-2, Cl 2A3
0.691%, 10/25/34 (A)	1,427	1,380
First NLC Trust, Ser 2005-3, Cl AV4
0.911%, 12/25/35 (A)	560	558
Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (B)	615	619
GE Seaco Finance, Ser 2005-1A, Cl A
0.464%, 11/17/20 (A) (B)	617	607
Genesis Funding, Ser 2006-1A, Cl G1
0.452%, 12/19/32 (A) (B)	761	664
Home Equity Asset Trust, Ser 2005-5, Cl 2A3
0.621%, 11/25/35 (A)	1,219	1,203
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.361%, 03/20/36 (A)	1,425	1,387
Huntington Auto Trust, Ser 2012- 1, Cl B
1.710%, 08/15/17	200	204
IXIS Real Estate Capital Trust, Ser 2005-HE3, Cl M1
0.931%, 12/25/35 (A)	971	967
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV4
0.341%, 11/25/36 (A)	1,450	1,416
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M1
0.961%, 02/25/35 (A)	1,015	1,004
Neptune Finance CCS, Ser 2008- 1A, Cl A
0.934%, 04/20/20 (A) (B)	700	690
Oak Hill Credit Partners, Ser 2012-7A, Cl A
1.769%, 11/20/23 (A) (B)	700	700
Park Place Securities, Ser 2004- WCW1, Cl M2
0.891%, 09/25/34 (A)	675	662
Park Place Securities, Ser 2004- WWF1, Cl M2
0.891%, 12/25/34 (A)	1,340	1,334
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	390	391
Scholar Funding Trust, Ser 2011-A
1.213%, 10/28/43 (A) (B)	918	904
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.415%, 01/25/23 (A)	231	231

5	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.395%, 04/25/23(A)		521	$520
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21		627	684
Soundview Home Loan Trust, Ser 2005-OPT4, Cl 2A3
0.471%, 12/25/35(A)		1,478	1,419
Structured Asset Investment Loan Trust, Ser 2005-5, Cl M1
0.631%, 06/25/35(A)		1,445	1,418
TAL Advantage, Ser 2006-1A
0.401%, 04/20/21 (A) (B)		367	361
TAL Advantage, Ser 2012-1A, Cl A
3.860%, 05/20/27(B)		647	673
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27(B)		527	552
U-Haul S Fleet LLC, Ser 2007- BT1, Cl BT
5.559%, 02/25/20(B)		580	606
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34(A)		1,102	1,117
Wells Fargo Home Equity Trust, Ser 2005-3, Cl AI1B
0.561%, 11/25/35(A)		997	991
Westlake Automobile Receivables Trust, Ser 2012-1A, Cl A2
1.030%, 03/15/16(B)		270	270

Total Asset-Backed Securities (Cost $37,492) ($ Thousands)			37,745

FOREIGN SOVEREIGN BONDS — 6.1%
Brazilian Government International Bond
8.250%, 01/20/34		150	246
Bundesobligation	EUR
1.750%, 10/09/15		1,010	1,371
1.250%, 10/14/16		435	585
0.500%, 04/07/17		745	970
Bundesrepublik Deutschland	EUR
4.250%, 07/04/18		1,520	2,363
3.750%, 01/04/17		1,010	1,494
3.750%, 01/04/19		255	390
3.500%, 07/04/19		1,500	2,275
3.250%, 07/04/21		305	460
2.500%, 01/04/21		1,730	2,474
2.250%, 09/04/21		425	595
2.000%, 01/04/22		720	984
1.750%, 07/04/22		475	633
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22(B)		850	852
Japan Government Five Year Bond	JPY
0.600%, 09/20/14		41,100	519
0.300%, 09/20/16		56,900	716

Description	Face Amount (Thousands) (1)		Market Value ($ Thousands)
Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		10,000	$133
1.800%, 06/20/18		62,000	843
1.700%, 09/20/17		71,500	960
1.400%, 06/20/19		90,000	1,201
1.300%, 03/20/21		72,000	952
1.200%, 12/20/20		90,000	1,183
1.100%, 03/20/21		39,000	508
1.000%, 09/20/21		61,500	793
1.000%, 03/20/22		47,600	611
0.800%, 06/20/22		68,500	861
0.600%, 03/20/13		74,200	930
Mexico Government International Bond MTN
5.125%, 01/15/20		100	120
3.625%, 03/15/22		264	288
Poland Government International Bond
3.000%, 03/17/23		2,500	2,464
Turkiye Garanti Bankasi
4.000%, 09/13/17(B)		3,000	3,023
United Kingdom Gilt	GBP
5.000%, 03/07/18		590	1,154
3.750%, 09/07/20		690	1,305
3.750%, 09/07/21		685	1,297
2.750%, 01/22/15		100	170
1.750%, 09/07/22		440	702

Total Foreign Sovereign Bonds (Cost $35,013) ($ Thousands)			36,425

MUNICIPAL BONDS — 1.8%
Brazos, Higher Education Authority, RB
0.548%, 12/26/18(A)		445	444
California State, GO Callable 10/01/21 @ 100
6.509%, 04/01/39		275	316
California State, GO
7.600%, 11/01/40		525	741
7.550%, 04/01/39		175	244
7.300%, 10/01/39		1,500	2,013
Illinois State, GO
5.100%, 06/01/33		2,000	1,976
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/39		1,000	1,227
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40		1,000	1,489
New York City, Municipal Water Finance Authority, RB
5.882%, 06/15/44		1,000	1,366
South Carolina Student Loan, RB
0.518%, 12/03/18(A)		752	753

Total Municipal Bonds (Cost $8,580) ($ Thousands)			10,569

6	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CERTIFICATE OF DEPOSIT - YANKEE — 0.4%
Abbey National Treasury Services
1.615%, 04/25/13 (A)	$2,300	$2,297

Total Certificate of Deposit - Yankee (Cost $2,300) ($ Thousands)		2,297

COMMERCIAL PAPER — 0.7%
Lloyds Bank PLC
0.305%, 02/13/13 (C)	2,670	2,667
RBS Holdings
0.320%, 11/16/12 (B) (C)	1,675	1,675

Total Commercial Paper (Cost $4,343) ($ Thousands)		4,342

Total Investments — 97.9% (Cost $565,195)($ Thousands) †		$586,918

The open futures contracts held by the Fund at October 31, 2012, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. Long Treasury Bond	14	Dec-2012	$34
U.S. Ultra Long Treasury Bond	23	Dec-2012	51

			$85

For the period ended October 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
11/29/12	EUR	11,513	USD	14,895	$(26)
11/29/12	GBP	2,782	USD	4,477	(3)
11/29/12	JPY	840,132	USD	10,558	42
11/29/12	USD	58	EUR	45	—
11/29/12	USD	15	GBP	9	—
11/29/12	USD	97	JPY	7,725	—

					$13

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at October 31, 2012, is as follows:

Counterparty	Settlement Date	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	11/29/12	(30,087)	30,100	$13

For the period ended October 31, 2012, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

The outstanding swap agreements held by the Fund at October 31, 2012, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	CDX.EM.14-V1 Index	SELL	5.00	12/20/15	(10,800)	$(209)
Goldman Sachs	CDX.EM.15-V1 Index	SELL	5.00	06/20/16	(4,800)	(74)
Goldman Sachs	CDX.EM.15-V1 Index	SELL	5.00	12/20/15	(22,056)	188
Goldman Sachs	CDX.NA.HY.17-V3 Index	SELL	5.00	12/20/16	(3,370)	246
Goldman Sachs	CDX.NA.HY.19-V1 Index	SELL	5.00	12/20/17	(2,905)	—
Goldman Sachs	CDX.NA.IG.18-V1 Index	SELL	1.00	06/20/17	(3,045)	40
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17	(250)	—
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	5.00	12/20/17	(1,440)	(21)
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	5.00	12/20/17	(725)	(17)
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17	(17,440)	(32)
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17	(3,090)	(12)
Goldman Sachs	CDX.NA.IG.19-V1 Index	SELL	1.00	12/20/17	(3,250)	1
Goldman Sachs	CDX-EM.16-V1 Index	SELL	5.00	12/20/16	(8,165)	296
Goldman Sachs	HEWLETT-PACKARD CO	SELL	1.00	09/20/17	(695)	(14)
Goldman Sachs	HEWLETT-PACKARD CO	SELL	1.00	09/20/17	(355)	(7)

						$385

Percentages are based on a Net Assets of $599,564 ($ Thousands).

(1)	In U.S dollars unless otherwise indicated.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of October 31, 2012. The date reported on the Schedule of Investments is the final maturity date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the effective yield at time of purchase.
(D)	All or a portion of this security has been pledged as collateral for open futures contracts.
‡	Real Estate Investment Trust.
†	At October 31, 2012, the tax basis cost of the Fund’s investments was $565,195 ($ Thousands), and the unrealized appreciation and depreciation were $22,501 ($ Thousands) and $(778) ($ Thousands) respectively.

Cl — Class

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

8	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

The following is a list of the inputs used as of October 31, 2012, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$171,933	$—	$171,933
Mortgage-Backed Securities	—	143,342	—	143,342
Corporate Obligations	—	135,027	—	135,027
U.S Government Agency Obligations	—	45,238	—	45,238
Asset-Backed Security	—	37,745	—	37,745
Foreign Sovereign Bonds	—	36,425	—	36,425
Municipal Bonds	—	10,569	—	10,569
Certificate of Deposit - Yankee	—	2,297	—	2,297
Commercial Paper	—	4,342	—	4,342

Total Investments in Securities	$—	$586,918	$—	$586,918

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$85	$—	$—	$85
Forwards Currency Contracts*	—	13	—	13
Credit Default Swaps*	—	385	—	385

Total Other Financial Instruments	$85	$398	$—	$483

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation on the instruments.

For the period ended October 31, 2012, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $O or have been rounded to $O.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

9	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Offensive Fixed Income Fund

October 31, 2012

Credit Default Swaps

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of October 31, 2012, the Tactical Offensive Fixed Income is the seller (“providing protection”) on a total notional amount of $82.3 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
REFERENCE ASSET	CORPORATE US$	SOVEREIGN US$	ASSET-BACKED SECURITIES US$	CORPORATE US$	TOTAL
Fair value of written credit derivatives	$(104,235)	$—	$3,894,287	$—	$3,790,052
Maximum potential amount of future payments	1,050,000	—	81,335,600	—	82,385,600
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—

Collateral held by the Fund or other third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$3,045,000.00	$24,030,000	$—	$27,075,000
101 - 200	—	—	15,600,000	—	—	15,600,000
201 - 300	—	—	8,165,000	—	—	8,165,000
Greater than 301	—	—	26,475,600	5,070,000	—	31,545,600

Total	$—	$—	$53,285,600	$29,100,000	$—	$82,385,600

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

10	Adviser Managed Trust / Quarterly Report / October 31, 2012

SCHEDULE OF INVESTMENTS (unaudited)

Tactical Defensive Fund ‡

October 31, 2012

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (A) (B) — 100.0% SEI Daily Income Trust Prime Obligation Fund, Cl A * 0.070%	100,017	$100

Total Cash Equivalent (Cost $100) ($ Thousands)		100

Total Investments — 100.0% (Cost $100) ($ Thousands) †		$100

Percentages are based on a Net Assets of $100 ($ Thousands).

(A)	Investment in Affiliated Security.
(B)	The rate reported is the 7-day effective yield as of October 31, 2012.
Cl	Class
*	The Fund’s investment in the SEI Daily Income Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Prime Obligation Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.
‡	As of October 31, 2012, the Fund was not an active component of the Adviser Managed Strategy.
†	At October 31, 2012, the tax basis cost of the Fund’s investment was $100 ($ Thousands), and there was no unrealized appreciation or depreciation on the investment.

As of October 31, 2012, the Fund’s investment was Level 1 in accordance with ASC 820. For the period ended October 31, 2012, there were no transfers between Level 1,Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

1	Adviser Managed Trust / Quarterly Report / October 31, 2012

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures are effective (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 27, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: December 27, 2012